Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2023	1,223,591	245	50	–	245
At 31 December 2024	1,223,591	245	50	–	245
At 31 December 2025	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2023	877,650	175	50	–	175
Share options	23	–	–	–	–
At 31 December 2023	877,673	175	50	–	175
Share options	31	–	–	–	–
At 31 December 2024	877,704	175	50	–	175
Share options	21	–	–	–	–
At 31 December 2025	877,725	175	50	–	175

Schedule of the capital

	2025	2024	2023
	$ million	$ million	$ million
Share capital	175	175	175
Share premium	615	615	615
Capital redemption reserve	20	20	20
Treasury shares	(515)	(66)	(94)
Retained earnings and other reserves	4,994	4,521	4,501
	5,289	5,265	5,217

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2024	53	41	94
Shares transferred to Group beneficiaries	(2)	(26)	(28)
At 31 December 2024	51	15	66
Shares purchased	502	–	502
Shares transferred to Group beneficiaries	(44)	(9)	(53)
At 31 December 2025	509	6	515

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2024	3.4	2.4	5.8
Shares transferred to Group beneficiaries	(0.1)	(1.5)	(1.6)
At 31 December 2024	3.3	0.9	4.2
Shares purchased	27.4	–	27.4
Shares transferred to Group beneficiaries	(2.7)	(0.5)	(3.2)
At 31 December 2025	28.0	0.4	28.4

Schedule of dividends

	2025	2024	2023
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2024 (2023: 23.1¢, 2022: 23.1¢) paid 28 May 2025	202	202	201
Ordinary interim of 15.0¢ for 2025 (2024: 14.4¢, 2023: 14.4¢) paid 7 November 2025	128	125	126
	330	327	327